Shareholder Report, Holdings (Details)	Sep. 30, 2025
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | AA
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | BB
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | NR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Senior Fixed Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Foreign Government Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Uniform MBS 30 Year
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Neuberger Berman CLO 32R Ltd., 5.98%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Golub Capital Partners CLO 49M Ltd., 5.84%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Tricon Residential Trust, 4.75%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | RCKT Mortgage Trust, 5.69%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Owl Rock CLO X LLC, 5.65%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | JCP Direct Lending CLO 2023-1 LLC, 6.11%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | JCP Direct Lending CLO 2023-1 LLC, 6.28%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | PRPM LLC, 5.73%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Slam Ltd., 5.34%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | AA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | NR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Uniform MBS 30 Year
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock CLO X LLC, 5.65%
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Slam Ltd., 5.34%
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock CLO III Ltd., 6.18%
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Uniform MBS 15 Year
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Uniform MBS 15 Year - 2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Fortress Credit Opportunities XXV CLO LLC, 5.91%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | BCRED CLO LLC, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Golub Capital Partners CLO 46M Ltd., 6.14%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Palmer Square CLO Ltd., 5.93%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Core Bond Fund | Class A | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Guggenheim Core Bond Fund | Class A | AA
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Guggenheim Core Bond Fund | Class A | A
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Core Bond Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Guggenheim Core Bond Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | Class A | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class A | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guggenheim Core Bond Fund | Class A | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Guggenheim Core Bond Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Guggenheim Core Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Guggenheim Core Bond Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Guggenheim Core Bond Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Class A | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Class A | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class A | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class A | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class A | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Class A | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Guggenheim Core Bond Fund | Class A | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Guggenheim Core Bond Fund | Class A | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Core Bond Fund | Class A | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Guggenheim Core Bond Fund | Class A | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Core Bond Fund | Class A | U.S. Treasury Notes, 4.13% due 03/31/31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Core Bond Fund | Class A | U.S. Treasury Notes, 4.63% due 04/30/31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Core Bond Fund | Class A | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | Class A | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Class A | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Core Bond Fund | Class A | U.S. Treasury Notes, 4.00% due 07/31/32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Core Bond Fund | Class A | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class A | U.S. Treasury Notes, 3.75% due 08/31/31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class A | Freddie Mac, 3.00% due 05/01/52
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class C | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Guggenheim Core Bond Fund | Class C | AA
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Guggenheim Core Bond Fund | Class C | A
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Core Bond Fund | Class C | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Guggenheim Core Bond Fund | Class C | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | Class C | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class C | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class C | NR
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guggenheim Core Bond Fund | Class C | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Guggenheim Core Bond Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Guggenheim Core Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Guggenheim Core Bond Fund | Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Guggenheim Core Bond Fund | Class C | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Class C | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Class C | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class C | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class C | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class C | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Class C | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Guggenheim Core Bond Fund | Class C | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Guggenheim Core Bond Fund | Class C | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Core Bond Fund | Class C | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Guggenheim Core Bond Fund | Class C | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Core Bond Fund | Class C | U.S. Treasury Notes, 4.13% due 03/31/31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Core Bond Fund | Class C | U.S. Treasury Notes, 4.63% due 04/30/31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Core Bond Fund | Class C | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | Class C | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Class C | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Core Bond Fund | Class C | U.S. Treasury Notes, 4.00% due 07/31/32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Core Bond Fund | Class C | U.S. Treasury Notes, 3.75% due 08/31/31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class C | Freddie Mac, 3.00% due 05/01/52
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class C | U.S. Treasury Bonds due 5/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class P | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Guggenheim Core Bond Fund | Class P | AA
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Guggenheim Core Bond Fund | Class P | A
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Core Bond Fund | Class P | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Guggenheim Core Bond Fund | Class P | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | Class P | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class P | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class P | NR
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guggenheim Core Bond Fund | Class P | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Guggenheim Core Bond Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Guggenheim Core Bond Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Guggenheim Core Bond Fund | Class P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Guggenheim Core Bond Fund | Class P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Class P | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Class P | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class P | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class P | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class P | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Class P | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Guggenheim Core Bond Fund | Class P | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Guggenheim Core Bond Fund | Class P | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Core Bond Fund | Class P | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | Class P | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Guggenheim Core Bond Fund | Class P | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Core Bond Fund | Class P | U.S. Treasury Notes, 4.13% due 03/31/31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Core Bond Fund | Class P | U.S. Treasury Notes, 4.63% due 04/30/31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Core Bond Fund | Class P | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | Class P | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Class P | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Core Bond Fund | Class P | U.S. Treasury Notes, 4.00% due 07/31/32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Core Bond Fund | Class P | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class P | U.S. Treasury Notes, 3.75% due 08/31/31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class P | Freddie Mac, 3.00% due 05/01/52
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Institutional Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Guggenheim Core Bond Fund | Institutional Class | AA
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Guggenheim Core Bond Fund | Institutional Class | A
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Core Bond Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Guggenheim Core Bond Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Core Bond Fund | Institutional Class | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Institutional Class | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guggenheim Core Bond Fund | Institutional Class | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Guggenheim Core Bond Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Guggenheim Core Bond Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Guggenheim Core Bond Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Guggenheim Core Bond Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Institutional Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Institutional Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Institutional Class | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Guggenheim Core Bond Fund | Institutional Class | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Guggenheim Core Bond Fund | Institutional Class | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Core Bond Fund | Institutional Class | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Core Bond Fund | Institutional Class | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Guggenheim Core Bond Fund | Institutional Class | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Core Bond Fund | Institutional Class | U.S. Treasury Notes, 4.13% due 03/31/31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Core Bond Fund | Institutional Class | U.S. Treasury Notes, 4.63% due 04/30/31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Core Bond Fund | Institutional Class | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Core Bond Fund | Institutional Class | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Core Bond Fund | Institutional Class | U.S. Treasury Notes, 4.00% due 07/31/32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Core Bond Fund | Institutional Class | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Institutional Class | U.S. Treasury Notes, 3.75% due 08/31/31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Institutional Class | Freddie Mac, 3.00% due 05/01/52
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Floating Rate Strategies Fund | Class A | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Floating Rate Strategies Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Guggenheim Floating Rate Strategies Fund | Class A | B
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Guggenheim Floating Rate Strategies Fund | Class A | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Floating Rate Strategies Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Floating Rate Strategies Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Floating Rate Strategies Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Floating Rate Strategies Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Floating Rate Strategies Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Guggenheim Floating Rate Strategies Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class A | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class A | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Guggenheim Floating Rate Strategies Fund | Class A | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class A | Pelican Products, Inc., 8.51%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class A | Quirch Foods Holdings LLC, 9.05%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class A | Allwyn Entertainment Financing US LLC, 6.33%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class A | Bombardier Recreational Products, Inc., 6.91%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class A | Eagle Parent Corp., 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class A | PetSmart LLC, 8.14%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Virgin Media Bristol LLC, 7.37%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Hunter Douglas, Inc., 7.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Park River Holdings, Inc., 7.80%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class C | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Floating Rate Strategies Fund | Class C | BB
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Guggenheim Floating Rate Strategies Fund | Class C | B
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Guggenheim Floating Rate Strategies Fund | Class C | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Floating Rate Strategies Fund | Class C | NR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Floating Rate Strategies Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Floating Rate Strategies Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Floating Rate Strategies Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Floating Rate Strategies Fund | Class C | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Guggenheim Floating Rate Strategies Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class C | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class C | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Guggenheim Floating Rate Strategies Fund | Class C | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class C | Pelican Products, Inc., 8.51%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class C | Quirch Foods Holdings LLC, 9.05%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Allwyn Entertainment Financing US LLC, 6.33%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Bombardier Recreational Products, Inc., 6.91%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | Eagle Parent Corp., 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class C | PetSmart LLC, 8.14%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Virgin Media Bristol LLC, 7.37%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Hunter Douglas, Inc., 7.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Park River Holdings, Inc., 7.80%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class P | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Floating Rate Strategies Fund | Class P | BB
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Guggenheim Floating Rate Strategies Fund | Class P | B
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Guggenheim Floating Rate Strategies Fund | Class P | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Floating Rate Strategies Fund | Class P | NR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Floating Rate Strategies Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Floating Rate Strategies Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Floating Rate Strategies Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Floating Rate Strategies Fund | Class P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Guggenheim Floating Rate Strategies Fund | Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class P | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class P | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Guggenheim Floating Rate Strategies Fund | Class P | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class P | Pelican Products, Inc., 8.51%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class P | Quirch Foods Holdings LLC, 9.05%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Allwyn Entertainment Financing US LLC, 6.33%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Bombardier Recreational Products, Inc., 6.91%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | Eagle Parent Corp., 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class P | PetSmart LLC, 8.14%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Virgin Media Bristol LLC, 7.37%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Hunter Douglas, Inc., 7.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Park River Holdings, Inc., 7.80%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Guggenheim Floating Rate Strategies Fund | Institutional Class | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Pelican Products, Inc., 8.51%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Quirch Foods Holdings LLC, 9.05%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Allwyn Entertainment Financing US LLC, 6.33%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Bombardier Recreational Products, Inc., 6.91%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Eagle Parent Corp., 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | PetSmart LLC, 8.14%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Virgin Media Bristol LLC, 7.37%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Hunter Douglas, Inc., 7.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Park River Holdings, Inc., 7.80%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | BB
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | B
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Floating Rate Strategies Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class R6 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class R6 | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Guggenheim Floating Rate Strategies Fund | Class R6 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Pelican Products, Inc., 8.51%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Quirch Foods Holdings LLC, 9.05%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Allwyn Entertainment Financing US LLC, 6.33%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Bombardier Recreational Products, Inc., 6.91%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | Eagle Parent Corp., 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | PetSmart LLC, 8.14%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Virgin Media Bristol LLC, 7.37%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Hunter Douglas, Inc., 7.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Park River Holdings, Inc., 7.80%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim High Yield Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Guggenheim High Yield Fund | Class A | B
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim High Yield Fund | Class A | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim High Yield Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim High Yield Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim High Yield Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Guggenheim High Yield Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim High Yield Fund | Class A | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim High Yield Fund | Class A | Senior Fixed Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class A | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim High Yield Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim High Yield Fund | Class A | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class A | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class A | CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class A | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class A | AMN Healthcare, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | PetSmart LLC / PetSmart Finance Corp., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Nassau Companies of New York, 7.88%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class C | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim High Yield Fund | Class C | BB
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Guggenheim High Yield Fund | Class C | B
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim High Yield Fund | Class C | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim High Yield Fund | Class C | NR
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim High Yield Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim High Yield Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Guggenheim High Yield Fund | Class C | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim High Yield Fund | Class C | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim High Yield Fund | Class C | Senior Fixed Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class C | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim High Yield Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim High Yield Fund | Class C | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class C | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class C | CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class C | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class C | AMN Healthcare, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | PetSmart LLC / PetSmart Finance Corp., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Nassau Companies of New York, 7.88%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class P | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim High Yield Fund | Class P | BB
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Guggenheim High Yield Fund | Class P | B
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim High Yield Fund | Class P | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim High Yield Fund | Class P | NR
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim High Yield Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim High Yield Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Guggenheim High Yield Fund | Class P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim High Yield Fund | Class P | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim High Yield Fund | Class P | Senior Fixed Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class P | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim High Yield Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim High Yield Fund | Class P | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class P | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class P | CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class P | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class P | AMN Healthcare, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | PetSmart LLC / PetSmart Finance Corp., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Nassau Companies of New York, 7.88%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim High Yield Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Guggenheim High Yield Fund | Institutional Class | B
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim High Yield Fund | Institutional Class | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim High Yield Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim High Yield Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim High Yield Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Guggenheim High Yield Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim High Yield Fund | Institutional Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim High Yield Fund | Institutional Class | Senior Fixed Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Institutional Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim High Yield Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim High Yield Fund | Institutional Class | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Institutional Class | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Institutional Class | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Institutional Class | AMN Healthcare, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | PetSmart LLC / PetSmart Finance Corp., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Nassau Companies of New York, 7.88%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class R6 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim High Yield Fund | Class R6 | BB
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Guggenheim High Yield Fund | Class R6 | B
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim High Yield Fund | Class R6 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim High Yield Fund | Class R6 | NR
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim High Yield Fund | Class R6 | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim High Yield Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class R6 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Guggenheim High Yield Fund | Class R6 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim High Yield Fund | Class R6 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim High Yield Fund | Class R6 | Senior Fixed Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim High Yield Fund | Class R6 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim High Yield Fund | Class R6 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim High Yield Fund | Class R6 | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class R6 | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class R6 | CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class R6 | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim High Yield Fund | Class R6 | AMN Healthcare, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | PetSmart LLC / PetSmart Finance Corp., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Nassau Companies of New York, 7.88%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | Class A | AAA
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Guggenheim Limited Duration Fund | Class A | AA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Guggenheim Limited Duration Fund | Class A | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Limited Duration Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim Limited Duration Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class A | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class A | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Limited Duration Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Limited Duration Fund | Class A | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim Limited Duration Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim Limited Duration Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Limited Duration Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | Class A | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class A | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class A | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class A | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Guggenheim Limited Duration Fund | Class A | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Limited Duration Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Guggenheim Limited Duration Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Limited Duration Fund | Class A | Uniform MBS 15 Year, 4.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Limited Duration Fund | Class A | Uniform MBS 15 Year, 4.50% due 11/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Limited Duration Fund | Class A | U.S. Treasury Notes, 4.25% due 11/30/26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Limited Duration Fund | Class A | U.S. Treasury Notes, 4.13% due 10/31/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Limited Duration Fund | Class A | U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class A | U.S. Treasury Notes, 4.00% due 12/15/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class A | U.S. Treasury Notes, 4.13% due 01/31/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class A | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class A | Uniform MBS 30 Year, 5.50% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class A | Freddie Mac, 5.00% due 06/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class C | AAA
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Guggenheim Limited Duration Fund | Class C | AA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Guggenheim Limited Duration Fund | Class C | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Limited Duration Fund | Class C | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim Limited Duration Fund | Class C | BB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class C | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class C | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class C | NR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Limited Duration Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Limited Duration Fund | Class C | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim Limited Duration Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim Limited Duration Fund | Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Limited Duration Fund | Class C | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | Class C | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class C | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class C | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class C | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Guggenheim Limited Duration Fund | Class C | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Limited Duration Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Guggenheim Limited Duration Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Limited Duration Fund | Class C | Uniform MBS 15 Year, 4.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Limited Duration Fund | Class C | Uniform MBS 15 Year, 4.50% due 11/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Limited Duration Fund | Class C | U.S. Treasury Notes, 4.25% due 11/30/26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Limited Duration Fund | Class C | U.S. Treasury Notes, 4.13% due 10/31/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Limited Duration Fund | Class C | U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class C | U.S. Treasury Notes, 4.00% due 12/15/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class C | U.S. Treasury Notes, 4.13% due 01/31/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class C | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class C | Uniform MBS 30 Year, 5.50% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class C | Freddie Mac, 5.00% due 06/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class P | AAA
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Guggenheim Limited Duration Fund | Class P | AA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Guggenheim Limited Duration Fund | Class P | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Limited Duration Fund | Class P | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim Limited Duration Fund | Class P | BB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class P | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class P | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class P | NR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Limited Duration Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Limited Duration Fund | Class P | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim Limited Duration Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim Limited Duration Fund | Class P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Limited Duration Fund | Class P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | Class P | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class P | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class P | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class P | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Guggenheim Limited Duration Fund | Class P | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Limited Duration Fund | Class P | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Guggenheim Limited Duration Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Limited Duration Fund | Class P | Uniform MBS 15 Year, 4.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Limited Duration Fund | Class P | Uniform MBS 15 Year, 4.50% due 11/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Limited Duration Fund | Class P | U.S. Treasury Notes, 4.25% due 11/30/26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Limited Duration Fund | Class P | U.S. Treasury Notes, 4.13% due 10/31/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Limited Duration Fund | Class P | U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class P | U.S. Treasury Notes, 4.00% due 12/15/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class P | U.S. Treasury Notes, 4.13% due 01/31/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class P | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class P | Uniform MBS 30 Year, 5.50% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class P | Freddie Mac, 5.00% due 06/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Institutional Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Guggenheim Limited Duration Fund | Institutional Class | AA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Guggenheim Limited Duration Fund | Institutional Class | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Limited Duration Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim Limited Duration Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Institutional Class | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Institutional Class | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Limited Duration Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Limited Duration Fund | Institutional Class | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim Limited Duration Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim Limited Duration Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Limited Duration Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | Institutional Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Institutional Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Institutional Class | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Institutional Class | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Guggenheim Limited Duration Fund | Institutional Class | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Limited Duration Fund | Institutional Class | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Guggenheim Limited Duration Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Limited Duration Fund | Institutional Class | Uniform MBS 15 Year, 4.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Limited Duration Fund | Institutional Class | Uniform MBS 15 Year, 4.50% due 11/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Limited Duration Fund | Institutional Class | U.S. Treasury Notes, 4.25% due 11/30/26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Limited Duration Fund | Institutional Class | U.S. Treasury Notes, 4.13% due 10/31/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Limited Duration Fund | Institutional Class | U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Institutional Class | U.S. Treasury Notes, 4.00% due 12/15/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Institutional Class | U.S. Treasury Notes, 4.13% due 01/31/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Institutional Class | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Institutional Class | Uniform MBS 30 Year, 5.50% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Institutional Class | Freddie Mac, 5.00% due 06/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class R6 | AAA
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Guggenheim Limited Duration Fund | Class R6 | AA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Guggenheim Limited Duration Fund | Class R6 | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Limited Duration Fund | Class R6 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim Limited Duration Fund | Class R6 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class R6 | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class R6 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class R6 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Limited Duration Fund | Class R6 | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Limited Duration Fund | Class R6 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim Limited Duration Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Guggenheim Limited Duration Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guggenheim Limited Duration Fund | Class R6 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Limited Duration Fund | Class R6 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim Limited Duration Fund | Class R6 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Limited Duration Fund | Class R6 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class R6 | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class R6 | Credit Default Swaps Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Guggenheim Limited Duration Fund | Class R6 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Limited Duration Fund | Class R6 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Guggenheim Limited Duration Fund | Class R6 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Limited Duration Fund | Class R6 | Uniform MBS 15 Year, 4.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Limited Duration Fund | Class R6 | Uniform MBS 15 Year, 4.50% due 11/01/25
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Limited Duration Fund | Class R6 | U.S. Treasury Notes, 4.25% due 11/30/26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Limited Duration Fund | Class R6 | U.S. Treasury Notes, 4.13% due 10/31/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Limited Duration Fund | Class R6 | U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class R6 | U.S. Treasury Notes, 4.00% due 12/15/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class R6 | U.S. Treasury Notes, 4.13% due 01/31/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class R6 | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Limited Duration Fund | Class R6 | Uniform MBS 30 Year, 5.50% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Limited Duration Fund | Class R6 | Freddie Mac, 5.00% due 06/01/55
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class A | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class A | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class A | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Guggenheim Macro Opportunities Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Macro Opportunities Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class A | B
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Guggenheim Macro Opportunities Fund | Class A | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Macro Opportunities Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Macro Opportunities Fund | Class A | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Macro Opportunities Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Guggenheim Macro Opportunities Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Guggenheim Macro Opportunities Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Macro Opportunities Fund | Class A | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class A | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class A | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class A | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class A | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class A | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Guggenheim Macro Opportunities Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class A | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class A | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class A | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class A | Uniform MBS 30 Year, 5.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Limited Duration Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class A | Fannie Mae, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class A | iShares Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class A | Freddie Mac, 5.50% due 02/01/53
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class A | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class C | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class C | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Guggenheim Macro Opportunities Fund | Class C | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Macro Opportunities Fund | Class C | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class C | B
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Guggenheim Macro Opportunities Fund | Class C | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class C | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Macro Opportunities Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Macro Opportunities Fund | Class C | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Macro Opportunities Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Guggenheim Macro Opportunities Fund | Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Guggenheim Macro Opportunities Fund | Class C | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Macro Opportunities Fund | Class C | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class C | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class C | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class C | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class C | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Guggenheim Macro Opportunities Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class C | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class C | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class C | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class C | Uniform MBS 30 Year, 5.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Limited Duration Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class C | Fannie Mae, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class C | iShares Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class C | Freddie Mac, 5.50% due 02/01/53
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class P | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class P | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Guggenheim Macro Opportunities Fund | Class P | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Macro Opportunities Fund | Class P | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class P | B
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Guggenheim Macro Opportunities Fund | Class P | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class P | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Macro Opportunities Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Macro Opportunities Fund | Class P | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Macro Opportunities Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Guggenheim Macro Opportunities Fund | Class P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Guggenheim Macro Opportunities Fund | Class P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Macro Opportunities Fund | Class P | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class P | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class P | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class P | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class P | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class P | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Guggenheim Macro Opportunities Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class P | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class P | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class P | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class P | Uniform MBS 30 Year, 5.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Limited Duration Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class P | Fannie Mae, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class P | iShares Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class P | Freddie Mac, 5.50% due 02/01/53
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Institutional Class | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Institutional Class | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Guggenheim Macro Opportunities Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Macro Opportunities Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Institutional Class | B
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Guggenheim Macro Opportunities Fund | Institutional Class | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Macro Opportunities Fund | Institutional Class | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Guggenheim Macro Opportunities Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Macro Opportunities Fund | Institutional Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Institutional Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Institutional Class | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Institutional Class | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Guggenheim Macro Opportunities Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform MBS 30 Year, 5.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Limited Duration Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Fannie Mae, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Institutional Class | iShares Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Freddie Mac, 5.50% due 02/01/53
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class R6 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class R6 | A
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Guggenheim Macro Opportunities Fund | Class R6 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Macro Opportunities Fund | Class R6 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class R6 | B
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Guggenheim Macro Opportunities Fund | Class R6 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class R6 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Macro Opportunities Fund | Class R6 | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guggenheim Macro Opportunities Fund | Class R6 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Guggenheim Macro Opportunities Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Guggenheim Macro Opportunities Fund | Class R6 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Guggenheim Macro Opportunities Fund | Class R6 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Guggenheim Macro Opportunities Fund | Class R6 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Macro Opportunities Fund | Class R6 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class R6 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class R6 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Macro Opportunities Fund | Class R6 | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class R6 | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Guggenheim Macro Opportunities Fund | Class R6 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform MBS 30 Year, 5.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Limited Duration Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class R6 | Fannie Mae, 5.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class R6 | iShares Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Macro Opportunities Fund | Class R6 | Freddie Mac, 5.50% due 02/01/53
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Municipal Income Fund | Class A | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Municipal Income Fund | Class A | AA
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Guggenheim Municipal Income Fund | Class A | A
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Municipal Income Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Municipal Income Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Municipal Income Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Guggenheim Municipal Income Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(14.30%)
Guggenheim Municipal Income Fund | Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Municipal Income Fund | Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Class A | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Municipal Income Fund | Class A | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Class A | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guggenheim Municipal Income Fund | Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Municipal Income Fund | Class A | State of Georgia General Obligation Unlimited, 5.00%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class A | Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Class A | Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class A | Nebraska Investment Finance Authority Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class A | Michigan Technological University Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class A | Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Class A | Westchester County Local Development Corp. Revenue Bonds, 5.75%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Class A | Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Municipal Income Fund | Class A | Newport Mesa Unified School District General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Class A | Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | Class C | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Municipal Income Fund | Class C | AA
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Guggenheim Municipal Income Fund | Class C | A
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Municipal Income Fund | Class C | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Class C | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Class C | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Municipal Income Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Municipal Income Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Guggenheim Municipal Income Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(14.30%)
Guggenheim Municipal Income Fund | Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Municipal Income Fund | Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Class C | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Municipal Income Fund | Class C | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Class C | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guggenheim Municipal Income Fund | Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Municipal Income Fund | Class C | State of Georgia General Obligation Unlimited, 5.00%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class C | Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Class C | Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class C | Nebraska Investment Finance Authority Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class C | Michigan Technological University Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class C | Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Class C | Westchester County Local Development Corp. Revenue Bonds, 5.75%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Class C | Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Municipal Income Fund | Class C | Newport Mesa Unified School District General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Class C | Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | Class P | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Municipal Income Fund | Class P | AA
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Guggenheim Municipal Income Fund | Class P | A
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Municipal Income Fund | Class P | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Class P | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Class P | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Municipal Income Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Municipal Income Fund | Class P | Other
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Guggenheim Municipal Income Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(14.30%)
Guggenheim Municipal Income Fund | Class P | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Municipal Income Fund | Class P | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Class P | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Class P | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Municipal Income Fund | Class P | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Class P | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guggenheim Municipal Income Fund | Class P | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Municipal Income Fund | Class P | State of Georgia General Obligation Unlimited, 5.00%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class P | Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Class P | Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class P | Nebraska Investment Finance Authority Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class P | Michigan Technological University Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Class P | Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Class P | Westchester County Local Development Corp. Revenue Bonds, 5.75%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Class P | Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Municipal Income Fund | Class P | Newport Mesa Unified School District General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Class P | Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Municipal Income Fund | Institutional Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Guggenheim Municipal Income Fund | Institutional Class | AA
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Guggenheim Municipal Income Fund | Institutional Class | A
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Municipal Income Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Municipal Income Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Municipal Income Fund | Institutional Class | Other
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Guggenheim Municipal Income Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(14.30%)
Guggenheim Municipal Income Fund | Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Municipal Income Fund | Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Municipal Income Fund | Institutional Class | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Municipal Income Fund | Institutional Class | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Municipal Income Fund | Institutional Class | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guggenheim Municipal Income Fund | Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Municipal Income Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Municipal Income Fund | Institutional Class | State of Georgia General Obligation Unlimited, 5.00%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Institutional Class | Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Municipal Income Fund | Institutional Class | Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Institutional Class | Nebraska Investment Finance Authority Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Institutional Class | Michigan Technological University Revenue Bonds, 5.25%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Municipal Income Fund | Institutional Class | Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Municipal Income Fund | Institutional Class | Westchester County Local Development Corp. Revenue Bonds, 5.75%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Municipal Income Fund | Institutional Class | Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Municipal Income Fund | Institutional Class | Newport Mesa Unified School District General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Institutional Class | Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Total Return Bond Fund | Class A | AAA
Holdings [Line Items]
Percent of Total Investments	18.30%
Guggenheim Total Return Bond Fund | Class A | AA
Holdings [Line Items]
Percent of Total Investments	36.50%
Guggenheim Total Return Bond Fund | Class A | A
Holdings [Line Items]
Percent of Total Investments	15.60%
Guggenheim Total Return Bond Fund | Class A | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
Guggenheim Total Return Bond Fund | Class A | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
Guggenheim Total Return Bond Fund | Class A | B
Holdings [Line Items]
Percent of Total Investments	2.20%
Guggenheim Total Return Bond Fund | Class A | CCC
Holdings [Line Items]
Percent of Total Investments	1.00%
Guggenheim Total Return Bond Fund | Class A | NR
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Total Investments	5.50%
Guggenheim Total Return Bond Fund | Class A | C
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class A | CC
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Total Return Bond Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Total Return Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Guggenheim Total Return Bond Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Total Return Bond Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Total Return Bond Fund | Class A | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class A | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class A | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class A | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Total Return Bond Fund | Class A | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class A | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Total Return Bond Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class A | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Guggenheim Total Return Bond Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class A | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class A | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Total Return Bond Fund | Class A | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class A | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Total Return Bond Fund | Class A | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class A | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class A | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Total Return Bond Fund | Class A | U.S. Treasury Bonds, 4.38% due 11/15/39
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class A | United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class A | United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Total Return Bond Fund | Class C | AAA
Holdings [Line Items]
Percent of Total Investments	18.30%
Guggenheim Total Return Bond Fund | Class C | AA
Holdings [Line Items]
Percent of Total Investments	36.50%
Guggenheim Total Return Bond Fund | Class C | A
Holdings [Line Items]
Percent of Total Investments	15.60%
Guggenheim Total Return Bond Fund | Class C | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
Guggenheim Total Return Bond Fund | Class C | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
Guggenheim Total Return Bond Fund | Class C | B
Holdings [Line Items]
Percent of Total Investments	2.20%
Guggenheim Total Return Bond Fund | Class C | CCC
Holdings [Line Items]
Percent of Total Investments	1.00%
Guggenheim Total Return Bond Fund | Class C | NR
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class C | Other Instruments
Holdings [Line Items]
Percent of Total Investments	5.50%
Guggenheim Total Return Bond Fund | Class C | C
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class C | CC
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Total Return Bond Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Total Return Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Guggenheim Total Return Bond Fund | Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Total Return Bond Fund | Class C | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Total Return Bond Fund | Class C | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class C | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class C | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class C | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Total Return Bond Fund | Class C | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class C | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Total Return Bond Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class C | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Guggenheim Total Return Bond Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class C | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class C | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Total Return Bond Fund | Class C | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class C | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Total Return Bond Fund | Class C | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class C | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class C | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Total Return Bond Fund | Class C | U.S. Treasury Bonds, 4.38% due 11/15/39
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class C | United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class C | United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Total Return Bond Fund | Class P | AAA
Holdings [Line Items]
Percent of Total Investments	18.30%
Guggenheim Total Return Bond Fund | Class P | AA
Holdings [Line Items]
Percent of Total Investments	36.50%
Guggenheim Total Return Bond Fund | Class P | A
Holdings [Line Items]
Percent of Total Investments	15.60%
Guggenheim Total Return Bond Fund | Class P | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
Guggenheim Total Return Bond Fund | Class P | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
Guggenheim Total Return Bond Fund | Class P | B
Holdings [Line Items]
Percent of Total Investments	2.20%
Guggenheim Total Return Bond Fund | Class P | CCC
Holdings [Line Items]
Percent of Total Investments	1.00%
Guggenheim Total Return Bond Fund | Class P | NR
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class P | Other Instruments
Holdings [Line Items]
Percent of Total Investments	5.50%
Guggenheim Total Return Bond Fund | Class P | C
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class P | CC
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Total Return Bond Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Total Return Bond Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Guggenheim Total Return Bond Fund | Class P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Total Return Bond Fund | Class P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Total Return Bond Fund | Class P | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class P | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class P | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class P | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Total Return Bond Fund | Class P | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class P | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Total Return Bond Fund | Class P | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class P | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Guggenheim Total Return Bond Fund | Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class P | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class P | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Total Return Bond Fund | Class P | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class P | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Total Return Bond Fund | Class P | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class P | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class P | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Total Return Bond Fund | Class P | U.S. Treasury Bonds, 4.38% due 11/15/39
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class P | United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class P | United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Total Return Bond Fund | Institutional Class | AAA
Holdings [Line Items]
Percent of Total Investments	18.30%
Guggenheim Total Return Bond Fund | Institutional Class | AA
Holdings [Line Items]
Percent of Total Investments	36.50%
Guggenheim Total Return Bond Fund | Institutional Class | A
Holdings [Line Items]
Percent of Total Investments	15.60%
Guggenheim Total Return Bond Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
Guggenheim Total Return Bond Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
Guggenheim Total Return Bond Fund | Institutional Class | B
Holdings [Line Items]
Percent of Total Investments	2.20%
Guggenheim Total Return Bond Fund | Institutional Class | CCC
Holdings [Line Items]
Percent of Total Investments	1.00%
Guggenheim Total Return Bond Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Total Investments	5.50%
Guggenheim Total Return Bond Fund | Institutional Class | C
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Institutional Class | CC
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Total Return Bond Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Total Return Bond Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Guggenheim Total Return Bond Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Total Return Bond Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Total Return Bond Fund | Institutional Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Institutional Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Institutional Class | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Institutional Class | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Total Return Bond Fund | Institutional Class | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Institutional Class | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Total Return Bond Fund | Institutional Class | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Guggenheim Total Return Bond Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Total Return Bond Fund | Institutional Class | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Total Return Bond Fund | Institutional Class | U.S. Treasury Bonds, 4.38% due 11/15/39
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Total Return Bond Fund | Class R6 | AAA
Holdings [Line Items]
Percent of Total Investments	18.30%
Guggenheim Total Return Bond Fund | Class R6 | AA
Holdings [Line Items]
Percent of Total Investments	36.50%
Guggenheim Total Return Bond Fund | Class R6 | A
Holdings [Line Items]
Percent of Total Investments	15.60%
Guggenheim Total Return Bond Fund | Class R6 | BBB
Holdings [Line Items]
Percent of Total Investments	13.90%
Guggenheim Total Return Bond Fund | Class R6 | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
Guggenheim Total Return Bond Fund | Class R6 | B
Holdings [Line Items]
Percent of Total Investments	2.20%
Guggenheim Total Return Bond Fund | Class R6 | CCC
Holdings [Line Items]
Percent of Total Investments	1.00%
Guggenheim Total Return Bond Fund | Class R6 | NR
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class R6 | Other Instruments
Holdings [Line Items]
Percent of Total Investments	5.50%
Guggenheim Total Return Bond Fund | Class R6 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class R6 | CC
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guggenheim Total Return Bond Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Total Return Bond Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Guggenheim Total Return Bond Fund | Class R6 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Guggenheim Total Return Bond Fund | Class R6 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Total Return Bond Fund | Class R6 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class R6 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class R6 | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class R6 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Total Return Bond Fund | Class R6 | Federal Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class R6 | Credit Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Total Return Bond Fund | Class R6 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class R6 | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Guggenheim Total Return Bond Fund | Class R6 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class R6 | Uniform MBS 30 Year, 3.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Total Return Bond Fund | Class R6 | Uniform MBS 30 Year, 2.50% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim Total Return Bond Fund | Class R6 | Uniform MBS 30 Year, 5.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class R6 | United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Total Return Bond Fund | Class R6 | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class R6 | Uniform MBS 30 Year, 6.00% due 12/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class R6 | Uniform MBS 30 Year, 6.00% due 01/01/26
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Total Return Bond Fund | Class R6 | U.S. Treasury Bonds, 4.38% due 11/15/39
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class R6 | United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Total Return Bond Fund | Class R6 | United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | AAA
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Guggenheim Ultra Short Duration Fund | Class A | AA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Ultra Short Duration Fund | Class A | A
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Guggenheim Ultra Short Duration Fund | Class A | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim Ultra Short Duration Fund | Class A | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Ultra Short Duration Fund | Class A | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Ultra Short Duration Fund | Class A | NR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Ultra Short Duration Fund | Class A | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Guggenheim Ultra Short Duration Fund | Class A | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
Guggenheim Ultra Short Duration Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Ultra Short Duration Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Ultra Short Duration Fund | Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Ultra Short Duration Fund | Class A | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Class A | Foreign Government Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Ultra Short Duration Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Guggenheim Ultra Short Duration Fund | Class A | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
Guggenheim Ultra Short Duration Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Ultra Short Duration Fund | Class A | Israel Government International Bond, 0.50%
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Ultra Short Duration Fund | Class A | Government of Japan, 0.42% due 12/08/25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Ultra Short Duration Fund | Class A | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim Ultra Short Duration Fund | Class A | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Ultra Short Duration Fund | Class A | Freddie Mac, 5.00%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Ultra Short Duration Fund | Class A | BCC Middle Market CLO 2019-1 LLC, 5.72%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Ultra Short Duration Fund | Class A | BX Commercial Mortgage Trust, 5.92%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Ultra Short Duration Fund | Class A | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Class A | Cerberus Loan Funding 51 LLC, 5.64%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Class A | Eldridge CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | AAA
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Guggenheim Ultra Short Duration Fund | Institutional Class | AA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | A
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Ultra Short Duration Fund | Institutional Class | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Ultra Short Duration Fund | Institutional Class | NR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
Guggenheim Ultra Short Duration Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Ultra Short Duration Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | Foreign Government Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Guggenheim Ultra Short Duration Fund | Institutional Class | Equity Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
Guggenheim Ultra Short Duration Fund | Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Guggenheim Ultra Short Duration Fund | Institutional Class | Israel Government International Bond, 0.50%
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | Government of Japan, 0.42% due 12/08/25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim Ultra Short Duration Fund | Institutional Class | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Ultra Short Duration Fund | Institutional Class | Freddie Mac, 5.00%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | BCC Middle Market CLO 2019-1 LLC, 5.72%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Ultra Short Duration Fund | Institutional Class | BX Commercial Mortgage Trust, 5.92%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | Oak Street Investment Grade Net Lease Fund Series, 1.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | Cerberus Loan Funding 51 LLC, 5.64%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | Eldridge CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%